ACCRUED AND OTHER SHORT-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED AND OTHER SHORT-TERM LIABILITIES
Accrued and other short-term liabilities

	As of December 31,
	2019	2020
Accrued advertising and promotion expenses	$51,344	$35,536
Contract deposits from customers	31,399	24,254
Accrued professional fees	19,235	18,708
Payable to a third-party investor in the Consolidated Trust	8,601	9,466
Accrued bandwidth costs	7,532	5,112
Contingent litigation liabilities (See “Litigation” in Note 20—Commitments and Contingencies)	6,476	4,050
Lease liabilities	4,877	4,891
Payable to Web game and mobile game developers	2,209	2,932
Deferred ADS deposit income	3,697	2,462
Payable for government project	1,736	1,845
Accrued content and license fees	2,103	1,342
Early exercise of Sogou share options with trust arrangements (See “Option Modification” in Note 14—Share-based Compensation)	2,702	901
Accrual for fixed assets purchases	274	247
Others	8,090	6,696
Total	$150,275	$118,442